PROPERTY, PLANT AND EQUIPMENT (Tables)	12 Months Ended
Dec. 31, 2017
Property, plant and equipment [abstract]
Disclosure of detailed information about property, plant and equipment
The following table summarises the movement in net book value for property, plant and equipment for the periods presented:

	Land	Building and improvements	Machinery, equipment and containers	Cold-drink equipment	Vehicle fleet	Furniture and office equipment	Assets under construction	Total
	€ million	€ million	€ million	€ million	€ million	€ million	€ million	€ million
Cost:
As at 31 December 2015	120	823	1,269	978	61	112	111	3,474
Additions	6	72	134	123	10	19	104	468
Acquired - Merger (Note 2)	207	607	943	272	59	42	88	2,218
Acquired - Vifilfell, hf. (Note 2)	—	22	10	3	—	1	—	36
Disposals	(2)	(11)	(91)	(137)	(6)	(7)	—	(254)
Transfers and reclassifications	—	36	151	(2)	—	1	(178)	8
Currency translation adjustments	(7)	(37)	(66)	(51)	—	(3)	—	(164)
As at 31 December 2016	324	1,512	2,350	1,186	124	165	125	5,786
Additions	1	38	155	168	8	18	129	517
Disposals	(3)	(8)	(116)	(82)	(2)	(13)	—	(224)
Transfers and reclassifications	—	5	68	(1)	1	1	(74)	—
Currency translation adjustments	(5)	(16)	(24)	(20)	(1)	(6)	—	(72)
Acquisition accounting adjustments and reclassifications (A)	(5)	(78)	(5)	(48)	(12)	12	—	(136)
As at 31 December 2017	312	1,453	2,428	1,203	118	177	180	5,871
Accumulated depreciation:
As at 31 December 2015	—	(344)	(637)	(674)	(43)	(84)	—	(1,782)
Depreciation expense	—	(47)	(157)	(101)	(11)	(17)	—	(333)
Disposals	—	9	70	135	4	6	—	224
Transfers and reclassifications	—	—	—	—	—	—	—	—
Currency translation adjustments	—	19	34	42	1	2	—	98
As at 31 December 2016	—	(363)	(690)	(598)	(49)	(93)	—	(1,793)
Depreciation expense	—	(64)	(223)	(119)	(17)	(20)	—	(443)
Disposals	—	3	85	75	2	12	—	177
Transfers and reclassifications	—	—	—	—	—	—	—	—
Currency translation adjustments	—	6	12	13	1	6	—	38
Acquisition accounting adjustments and reclassifications(A)	—	6	(4)	(3)	(4)	(8)	—	(13)
As at 31 December 2017	—	(412)	(820)	(632)	(67)	(103)	—	(2,034)
Net book value:
As at 31 December 2015	120	479	632	304	18	28	111	1,692
As at 31 December 2016	324	1,149	1,660	588	75	72	125	3,993
As at 31 December 2017	312	1,041	1,608	571	51	74	180	3,837

(A)
In connection with the finalisation of acquisition accounting and as described in Note 2, fair value acquisition accounting adjustments have been recognised in the current period. In addition, certain reclassifications between cost and accumulated depreciation were made.

For all property, plant and equipment, other than land, depreciation is recorded using the straight-line method over the respective estimated useful lives as follows:

	Useful life (years)
Category	Low	High
Building and improvements	10	40
Machinery, equipment and containers	3	20
Cold-drink equipment	5	12
Vehicle fleet	5	12
Furniture and office equipment	4	10